Acquisitions - Pro Forma Condensed Financial Information Table (details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Revenues	$ 839,304
Net income	191,072
Net income attributable to Western Gas Partners, LP	$ 176,969
Earnings per common unit - basic and diluted	$ 1.67